Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net rental expense for operating leases
Minimum rentals	$ 2,087	$ 2,001	$ 1,857
Contingent rentals	49	53	61
Gross lease rental expense	2,136	2,054	1,918
Less: sublease income	(19)	(19)	(19)
Net lease rental expense	2,117	2,035	1,899
Future minimum lease payments under capital leases
2012	20
2013	20
2014	20
2015	20
2016	20
Thereafter	237
Total future lease payments	337
Less: imputed interest	(169)
Present value of capital lease obligations	168
Future minimum lease payments under operating leases
2012	2,230
2013	2,143
2014	1,936
2015	1,880
2016	1,806
Thereafter	17,630
Total future lease payments	27,625
Minimum sublease rentals due in future under non-cancelable subleases	246
Proceeds from sale-leaseback transactions	$ 592	$ 507	$ 1,562
Retail and mail order locations, distribution centers and corporate offices
Operating leased assets
Number of distribution centers leased	10
Retail and mail order locations, distribution centers and corporate offices | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	15
Retail and mail order locations, distribution centers and corporate offices | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	25
Equipment and other assets | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	3
Equipment and other assets | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	10